AST FI Pyramis Asset Allocation Portfolio
SUMMARY: AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to maximize total return.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST FI Pyramis Asset Allocation Portfolio
Management Fees	[1]	0.82%
Distribution and/or Service Fees (12b-1 Fees)		0.10%
Other Expenses		0.09%
Dividend Expense on Short Sales		0.23%
Broker Fees and Expenses on Short Sales		0.07%
Total Annual Portfolio Operating Expenses		1.31%
[1]	Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST FI Pyramis Asset Allocation Portfolio	133	415	718	1,579

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 217% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
In seeking to achieve the Portfolio's investment objective, the Portfolio's subadviser allocates the Portfolio's assets across eight uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has five Investment Strategies that invest primarily in equity securities (i.e., the Equity Strategies), two fixed income strategies (i.e., the Broad Market Duration Strategy and the High Yield Bond Strategy), and one Investment Strategy designed to provide liquidity (i.e., the Liquidity Strategy). These Investment Strategies and the combined allocation of Portfolio assets to such Investment Strategies are described in the table below:

Strategy	Description	Estimated Percentage of Portfolio Assets
Large Cap Core 130/30 Strategy	This strategy is one of the Equity Strategies. It involves selling short a portion of the securities or derivative instruments held by the Portfolio and using the proceeds from such short sales, or other borrowings, to purchase additional securities or derivative instruments on a long basis. " 130" stands for 130% exposure to the long portfolio and "30" stands for 30% exposure to the short portfolio. The strategy is expected to be sector neutral as compared to the S&P 500 Index and broadly diversified.	26% (May range from 21%-31% under normal circumstances)
Small/Mid Cap Core Strategy	This strategy is one of the Equity Strategies. It will produce a broadly diversified portfolio of small and mid-cap securities. The strategy is expected to be sector neutral as compared to the Russell 2500 Index.	19% (May range from 14%-24% under normal circumstances)
International Value Strategy	This strategy is one of the Equity Strategies. It uses a value-oriented investment approach to produce a diversified international portfolio. The strategy will focus on stocks that are believed to be inexpensively priced in relation to their earnings power and cash generation capability.	7.5% (May range from 2.5%-12.5%* under normal circumstances)
International Growth Strategy	This strategy is one of the Equity Strategies. It uses a growth-oriented investment approach to produce a diversified portfolio of large-, medium-, and small-cap companies in Europe, Japan, and the Pacific Basin. The strategy will concentrate on companies with above-average earnings growth combined with attractive relative valuations and companies that possess fundamental strength in technology or business strategy that provide a competitive advantage.	7.5% (May range from 2.5%-12.5%* under normal circumstances)
Select Emerging Markets Equity Strategy	This strategy is one of the Equity Strategies and will seek to provide excess returns relative to the MSCI Emerging Markets Investable Market Index (the MSCI Emerging Markets IMI) while maintaining similar fundamental characteristics. The available investment universe is initially comprised of emerging markets stocks rated attractive. The strategy will then use a quantitative model to constrain the magnitude of holdings at a country, sector, and stock level relative to the MSCI Emerging Markets IMI. Under normal circumstances, this strategy will also be market cap neutral as compared to the MSCI Emerging Markets IMI. It is currently expected that the Portfolio's subadviser will not, however, hedge currencies or take top-down allocation positions in managing this strategy.	5% (May range from 2.5%-7.5%* under normal circumstances)
Broad Market Duration Strategy	This strategy will primarily invest in a full spectrum of US dollar denominated investment-grade securities and related instruments. The strategy is intended for the assets attributable to this strategy to be well diversified across sectors and issuers. A typical portfolio for this strategy will hold approximately 125-150 issuers with an average weighting per issuer of 0.5% of relevant assets. The duration should be similar to that of the Barclays US Aggregate Bond Index. As of December 31, 2012, the average duration of the Barclays US Aggregate Bond Index was approximately 4.79 years.	25% (May range from 20%-30% under normal circumstances)
High Yield Bond Strategy	This strategy will seek to outperform the BofA Merrill Lynch High Yield Master II Constrained Bond® Index by investing in domestic high-yield corporate bonds and, to a lesser extent, in bank loans and preferred and convertible securities. The Portfolio' s subadviser will emphasize sector valuation and individual security selection in constructing this segment of the Portfolio, and focus on the less efficient, middle-tier section of the high-yield market while selectively investing in lower rated issuers. The high-yield bond segment of the Portfolio is designed to be well diversified across sectors, capital structure, and issuers.	5% (May range from 2.5%-7.5% under normal circumstances)
Liquidity Strategy	Typically up to 10% of the Portfolio's net assets may be allocated to: index futures, other futures contracts, and options thereon in an attempt to provide liquid exposure to their respective equity and fixed income benchmark indices as well as cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions and any variation margin calls with respect to the futures contracts. The Portfolio may also invest in ETFs for additional exposure to relevant markets.	5% (May range from 0%-10% under normal circumstances)

* Notwithstanding the individual maximum exposures for the International Value Strategy (i.e., 12.5%), the International Growth Strategy (i.e., 12.5%), and the Select Emerging Markets Equity Strategy (i.e., 7.5%), the maximum combined exposure to these three investment strategies is 30% of the Portfolio's net assets.
Principal Risks of Investing in the Portfolio.
The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to "subprime" borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk. Pre-determined, non-discretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which, in certain instances, could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities that it otherwise would hold. The asset flows may also result in relatively low asset levels and relatively high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets, and if market liquidity is strained the assets flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; the derivative used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer' s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Fixed income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Leverage Risk. Using leverage, the investment of borrowed cash, may amplify the Portfolio's gains and losses and cause the Portfolio to be more volatile.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio's net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Portfolio's Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of security.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Short Sale Risk. A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.
Past Performance.
The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended stock index which includes the stocks of companies with similar investment objectives. The Portfolio's custom blended stock index consists of the Standard & Poor's 500 Index (50%), MSCI EAFE Index (20%), and the Barclays Aggregate Bond Index (30%). Prudential Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: The AST FI Pyramis® Asset Allocation Portfolio, formerly the AST Niemann Capital Growth Asset Allocation Portfolio, changed subadvisers and changed its investment objective, policies, and strategy effective March 15, 2010. The annual returns prior to March 15, 2010 for the Portfolio reflect investment performance, investment operations, investment policies, and investment strategies of the former subadviser, and does not represent the actual or predicted performance of the Portfolio or its current subadviser.
Annual Total Returns

Best Quarter:		Worst Quarter:
13.41%	2nd Quarter of 2009	-13.83%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	1 year	5 years	Since Inception	Inception Date
AST FI Pyramis Asset Allocation Portfolio	13.64%	2.08%	2.07%	Nov. 19, 2007
AST FI Pyramis Asset Allocation Portfolio Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	1.50%	Nov. 19, 2007
AST FI Pyramis Asset Allocation Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	12.95%	2.42%	2.24%	Nov. 19, 2007